MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2023
MAJOR CUSTOMERS AND SUPPLIERS
Schedule of customers which generated over 10% of the Company's total net revenues

	Years ended December 31,
	2021	2022	2023

Contracting Customer A	1,736,295	1,895,877	1,992,667
Contracting Customer B	873,378	1,595,777	1,834,843
Contracting Customer C	785,528	1,130,799	1,420,163
Contracting Customer D	964,414	1,031,102	1,128,135

	Years ended December 31,
	2021	2022	2023

End User Customer One	1,850,523	2,341,346	2,778,151
End User Customer Two	1,735,536	1,857,369	1,676,064